Related-Party Transactions	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Related-Party Transactions
     RELATED-PARTY TRANSACTIONS

In the period ending on June 30, 2020, Natura &Co reimbursed the amount of R$ 147,486 related to the transaction costs of the Avon acquisition paid by its controlled company Natura Cosméticos. This reimbursement impacted the result under “Other income (expenses)”.

The Natura Institute holds shares in the investment fund Fundo de Investimento Essencial, and on June 30, 2020 the balance was R$ 3,395 (R$ 3,766 on December 31, 2019).

On June 5, 2012, an agreement was entered into, still present, between Indústria e Comércio de Cosméticos Natura Ltda. and Bres Itupeva Empreendimentos Imobiliários Ltda., (“Bres Itupeva”), for the construction and lease of processing, distribution, storage (HUB), in the city of Itupeva / SP a distribution center (HUB), in the city of Itupeva/SP. In 2019, Bres Itupeva granted its credits to BRC Securitizadora S/A, to which Natura makes monthly payments. Mr. Antônio Luiz da Cunha Seabra, Mr. Guilherme Peirão Leal and Mr. Pedro Luiz Barreiros Passos, members of the group of controlling shareholders of Natura Cosméticos S.A., indirectly hold controlling interests in Bres Itupeva. The amount involved in the registered transaction is recorded under “Right of Use” of "Buildings" in the amount of R$ 41,809 (R$44,244 under “Builds” of Property, Plant and Equipment on December 31, 2019).

In the period ending  June 30, 2020, the Company and its subsidiaries transferred to the Natura Institute, in the form of a donation associated with maintenance, the amount of R$ 692 corresponding to 0.5% of net income for the prior fiscal year, and a donation associated with the net sales of products in the Natura Crer Para Ver line, in the amount of R$ 21,000 (R$ 12,500 on June 30, 2019).

30.1. Key management personnel compensation

The total compensation of the Company’s Management is as follows:

	Three months ended June 30
	2020			2019
	Compensation			Compensation
	Fixed	Variable	Total	Fixed	Variable	Total
	(a)	(b)		(a)	(b)
Board of Directors	2,246	14,764	17,010	5,180	9,866	15,046
Officers	9,157	31,132	40,289	10,791	12,568	23,359
	11,403	45,896	57,299	15,971	22,434	38,405

	Six months ended June 30
	2020			2019
	Compensation			Compensation
	Fixed	Variable	Total	Fixed	Variable	Total
	(a)	(b)		(a)	(b)
Board of Directors	7,591	20,619	28,210	10,230	15,782	26,012
Officers	22,661	39,574	62,235	19,963	30,153	50,116
	30,252	60,193	90,445	30,193	45,935	76,128

a)    The item “Officers” includes the amount of R$510 referred to the amortization of the Confidentiality and Non-Compete Agreement during the period ended June 30, 2020 (R$29 in in the six-month period ending on June 30, 2019).

b)   Refers to profit sharing, on an accrual basis, net of reversals, regarding the Restricted Stock Plan and Strategy Acceleration Program, including charges, as applicable, to be determined in the year. The amounts include additions to and/or reversals of provisions made in the previous year, due to final assessment of the targets established for board members and officers, statutory and non-statutory, in relation to profit sharing.

30.2. Share-based payments

Breakdown of the Company officers and executives’ compensation:

	Grant of options
	June 30, 2020			June 30, 2019
	Stock option balance (number) [1] (a)	Average fair value of stock options [1] – R$	Average exercise price [1] - R$ (b)	Stock option balance (number) [1] (a)	Average fair value of stock options [1] – R$	Average exercise price [1] - R$ (b)
Officers	13,723,236	8.39	16.29	14,203,364	8.24	16.43

	Restricted shares
	June 30, 2020		June 30, 2019
	Stock option balance (number) [2] (a)	Average fair value[2] - R$	Stock option balance (number) [2] (a)	Average fair value[2] - R$ (b)
Officers	1,564,143	25.15	1,069,642	19.05

¹ The number of stock options granted, expired and exercised and their respective fair values are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

² The number of restricted stock and performance shares granted, expired and exercised is shown already considering the stock split approved at the Extraordinary Shareholders’ Meeting held on September 17, 2019.

a)    Refers to the balance of the options and restricted shares ripe ("vested") and mature ("unvested"), not carried out, at the balance sheet dates.

b)   Refers to the weighted-average exercise price of the option at the time of the stock option plans, adjusted for interest based on the Extended Consumer Price Index (IPCA) through the end of the reporting period. The new Stock Option Plan implemented in 2015, include no monetary adjustment.